Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Weighted average statutory income tax rate	22.00%	23.60%	22.70%
Recognition of previously unrecognized tax loss and credit carryforwards rate	16.80%	0.10%	(26.90%)
Unrecognized tax loss and credit carryforwards rate	(9.60%)	(0.70%)	1.90%
Changes to Recognition of Temporary Differences Rate	(26.20%)	(0.20%)	0.30%
Tax rate effect of revenues exempt from taxation	22.80%	5.80%	(40.60%)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	(10.70%)	(22.90%)	19.30%
Withholding and other taxes	(5.10%)	(1.40%)	7.20%
Tax rate effect from change in tax rate	0.90%	(1.00%)	(1.90%)
Tax rate effect of adjustments for current tax of prior periods	1.90%	0.70%	(2.40%)
Tax expenses (benefit) due to other tax liabilities	2.30%	2.80%	4.40%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	1.90%	(0.20%)	(4.00%)
Average effective tax rate	17.00%	6.50%	(20.00%)